Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total [Member]
ASSETS
Cash and cash equivalents	$ 248,413,103	$ 291,823,571
Financial assets at fair value through profit or loss—Debt securities	3,520,000	0
Other financial assets	19,230,506	16,582,433
Loans and advances	38,533,754	37,076,763
Financial assets at fair value through other comprehensive income—Debt securities	5,466,376	4,185,662
Financial assets at fair value through other comprehensive income - Equity instruments	60,251	69,822
TOTAL ASSETS	315,223,990	349,738,251
LIABILITIES
Deposits	286,006,802	323,807,648
Other financial liabilities	21,896,248	20,014,128
Bank loans	1,109,729	991,012
Other liabilities	11,786,828	8,421,778
TOTAL LIABILITIES	320,799,607	353,234,566
NET LIABILITIES	(5,575,617)	$ (3,496,315)
Us Dollars Currency [Member]
ASSETS
Cash and cash equivalents	241,650,711
Financial assets at fair value through profit or loss—Debt securities	3,520,000
Other financial assets	19,225,936
Loans and advances	38,396,582
Financial assets at fair value through other comprehensive income—Debt securities	5,466,376
Financial assets at fair value through other comprehensive income - Equity instruments	60,251
TOTAL ASSETS	308,319,856
LIABILITIES
Deposits	281,212,547
Other financial liabilities	20,919,414
Bank loans	1,023,014
Other liabilities	6,227,565
TOTAL LIABILITIES	309,382,540
NET LIABILITIES	(1,062,684)
Euro Currency [Member]
ASSETS
Cash and cash equivalents	6,289,801
Financial assets at fair value through profit or loss—Debt securities
Other financial assets	4,570
Loans and advances	137,172
Financial assets at fair value through other comprehensive income—Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	6,431,543
LIABILITIES
Deposits	4,794,255
Other financial liabilities	855,481
Bank loans	86,715
Other liabilities	5,559,263
TOTAL LIABILITIES	11,295,714
NET LIABILITIES	(4,864,171)
Real Currency [Member]
ASSETS
Cash and cash equivalents	34,874
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	34,874
LIABILITIES
Deposits
Other financial liabilities
Bank loans
Other liabilities
TOTAL LIABILITIES
NET LIABILITIES	34,874
Other Currency [Member]
ASSETS
Cash and cash equivalents	437,717
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	437,717
LIABILITIES
Deposits
Other financial liabilities	121,353
Bank loans
Other liabilities	0
TOTAL LIABILITIES	121,353
NET LIABILITIES	$ 316,364